Note 6 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Mar. 31, 2017 USD ($)
2017	$ 11,506,887
2018	19,477,972
2019	10,297,972
2020	9,879,584
2021	934,000
Thereafter	8,196,000
Total	$ 60,292,415